Consolidation and Foreign Currency Translation of the Financial Statements of Venezuelan Subsidiaries	12 Months Ended
Dec. 31, 2017
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Consolidation and Foreign Currency Translation of the Financial Statements of Venezuelan Subsidiaries

A.4. Consolidation and foreign currency translation of the financial statements of Venezuelan subsidiaries

Sanofi continues to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met.

Prior to 2016, the Venezuelan foreign exchange system consisted of three exchange rates: (i) the “CENCOEX” rate, set at a fixed rate of 6.3 bolivars per US dollar and restricted to essential goods; (ii) an administered exchange rate (the “SICAD” rate), which was 13.5 bolivars per US dollar as of December 31, 2015 and applied to certain specific business sectors; and (iii) the “SIMADI” rate, of approximately 200 bolivars per US dollar, applied to specified transactions. In preparing the consolidated financial statements, the financial statements of the Venezuelan subsidiaries were translated into euros using the “SICAD” official exchange rate, which was the estimated rate at which the profits generated by the operations of those subsidiaries would be remitted to the parent.

In February 2016, the Venezuelan government reformed the foreign exchange system, which from that date had two exchange rates that applied to two categories of goods:

∎	a first category for essential goods to which was applied the “DIPRO” rate, set at a fixed exchange rate of 10 bolivars per US dollar;

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a second category to which was applied the “DICOM” rate, which was a floating exchange rate against the US dollar that initially stood at 206 bolivars per US dollar and was approximately 3,345 bolivars per US dollar as of December 31, 2017.

In light of those changes to the foreign exchange system, recent economic and political developments and the scarcity of US dollar cash in Venezuela, Sanofi changed the exchange rate used to translate its Venezuelan operations and from 2016 onwards has applied the “DICOM” rate. This change led to the recognition of a foreign exchange loss of €102 million in 2016.

The Venezuelan subsidiaries made an immaterial contribution to net sales in 2017 (€18 million in 2016, €455 million in 2015) and had a cash position of €7 million as of December 31, 2017 (€6 million as of December 31, 2016, €90 million as of December 31, 2015). The net assets of the Venezuelan subsidiaries were not material as of December 31, 2017.

At the end of January 2018 the Venezuelan government made further changes to the foreign exchange system, abolishing the “DIPRO” rate of 10 bolivars per US dollar. The “DICOM” rate must now be used for all foreign currency transactions.